PROPERTY, PLANT AND EQUIPMENT - Impairment and non cash effect (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
PROPERTY, PLANT AND EQUIPMENT
Impairment of property, plant and equipment	R$ 0	R$ 0	R$ 0
Non cash effect on addition in Property Plant and Equipment	474,369
Land and buildings
PROPERTY, PLANT AND EQUIPMENT
Carrying value of impaired assets	281,560	316,348
Machines, equipment, and installations
PROPERTY, PLANT AND EQUIPMENT
Carrying value of impaired assets	339,236	476,602
Property, plant and equipment under construction
PROPERTY, PLANT AND EQUIPMENT
Carrying value of impaired assets	R$ 543,726	R$ 543,726